Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Expense) Net

	Year Ended December 31,
	2010	2011	2012
Interest income	$52	$69	$132
Interest on long-term debt	$(23)	$(14,310)	$(15,017)
Amortization of financing costs and loan discount	—	(2,108)	(5,928)
Bank charges and other finance costs	—	(163)	(222)

Interest and finance costs	$(23)	$(16,581)	$(21,167)
Foreign currency exchange transaction gains (losses), net	$2,182	$(73)	$(2,142)
Foreign currency contract gains (losses), net	(353)	(522)	(102)
Dividend income	—	—	339
Other	(136)	3	1

Other, net	$1,693	$(592)	$(1,904)

Total other income (expense), net	$1,722	$(17,104)	$(22,939)